Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUES	$ 70,625	$ 57,859	$ 84,161
COST OF REVENUES	(26,540)	(23,582)	(31,569)
GROSS PROFIT	44,085	34,277	52,592
OPERATING EXPENSES:
Research and development expenses	(42,655)	(40,475)	(48,171)
Sales and marketing expenses	(21,390)	(18,302)	(17,314)
General and administrative expenses	(14,264)	(16,465)	(14,024)
Change in earnout liability	169	(377)
TOTAL OPERATING EXPENSES	(78,140)	(75,619)	(79,509)
OPERATING LOSS	(34,055)	(41,342)	(26,917)
Change in fair value of Forfeiture Shares	1	37	1,713
Financial income, net	2,620	4,795	5,637
LOSS BEFORE INCOME TAXES	(31,434)	(36,510)	(19,567)
INCOME TAXES	(158)	(96)	(112)
LOSS AFTER INCOME TAXES	(31,592)	(36,606)	(19,679)
Equity in earnings of investee	9	23	18
NET LOSS	$ (31,583)	$ (36,583)	$ (19,661)
Basic net loss per Ordinary Share (in Dollars per share)	$ (0.31)	$ (0.35)	$ (0.19)
Diluted net loss per ordinary share (in Dollars per share)	$ (0.31)	$ (0.35)	$ (0.19)
Weighted average number of shares and vested RSUs used in computing net loss per Ordinary Share (in Shares)	103,142,173	105,477,191	101,985,939
Change in unrealized gain (loss) on cash flow hedges	$ (172)	$ 601
TOTAL COMPREHENSIVE LOSS	$ (31,755)	$ (35,982)	$ (19,661)